Principal Accounting Policies - Goodwill, Impairment on non-financial assets, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation, Dividends, Treasury stock (Details)
¥ / shares in Units, ¥ in Thousands, $ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) item shares	Dec. 31, 2024 USD ($) item shares	Dec. 31, 2023 CNY (¥) item ¥ / shares shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Goodwill
Market capitalization | $										$ 83,100
Percentage by assets exceeds capital value				47.00%						47.00%
Number of reporting units | item		1	1	1	1
Fair value of goodwill	¥ 1,092,900					¥ 1,058,300
Carrying value of goodwill	1,205,000
Impairment charges on goodwill	112,100			¥ 114,661		112,102
Goodwill	¥ 119,900			0		114,661
Increase in goodwill market capitalization						1,289,100
Impairment on non-financial assets				0		0
Revenues
Contract assets		¥ 0		0
Balances of contract liabilities		529		399
Liabilities recorded related to membership points and cash rewards		3,949		3,700				$ 541
Commission fees from other travel-related products and services		47,943		44,647		46,263
Revenue from insurance companies		11,160		8,429		1,639
Land use right and Construction in progress ("CIP")
Impairment Charges		15,600	$ 2,143	17,986		0
Land use rights, CIP Carrying amount		99,500		121,100
Non-financial assets for the Group's core business
Property and equipment		21,796		26,729				2,986
Intangible assets, net		22,210		26,091				3,043
Operating lease right-of-use assets, net		9,266		12,484				1,269
Advertising Expenses
Advertising expense		¥ 89,096		¥ 50,325		¥ 15,066
Stock repurchase program, authorized amount | $									$ 10,000
Treasury stock reissued | shares		105,642	105,642	151,485	151,485	314,592	314,592
Repurchase of ordinary shares | $			$ 44,892		$ 0		$ 0
Repurchase of ordinary shares (in shares) | shares		20,474,577	20,474,577	0	0	0	0
Dividends | $			$ 0		$ 0		$ 0
ADR
Goodwill
Share price | ¥ / shares				¥ 0.67
Self Operator Package
Revenues
Revenues		¥ 107,970		¥ 100,078		¥ 32,308
Financial Services [Member]
Revenues
Revenues		2,288		6,923		19,215
Advertising Service [Member]
Revenues
Revenue recognized from advertising services		31,302		27,571		12,191
Principal Services [Member]
Revenues
Revenue recognized from advertising services		7,855		6,264		¥ 15,213
The Affiliated Entities
Non-financial assets for the Group's core business
Intangible assets, net		20,382		23,347				2,792
Operating lease right-of-use assets, net		¥ 9,262		¥ 12,383				$ 1,269